Severance Indemnities And Pension Plans (Schedule Of Estimated Contributions To Plan Assets In Next Fiscal Year) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 40.5
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	14.0
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 1.2